Financial Risks - Disclsure Of Relationship Between Amounts Payable On Demand That Arise From Contracts With In Scope Of IFRS17 And Carrying Amount Of Related Groups Of Contracts (Details) - EUR (€)
€ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclsure Of Relationship Between Amounts Payable On Demand That Arise From Contracts With In Scope Of IFRS17 And Carrying Amount Of Related Groups Of Contracts [Line Items]
Amount payable on demand	€ 160,018	€ 170,348
Carrying amount	175,624	186,801
Insurance contracts - Direct participating contracts [member]
Disclsure Of Relationship Between Amounts Payable On Demand That Arise From Contracts With In Scope Of IFRS17 And Carrying Amount Of Related Groups Of Contracts [Line Items]
Amount payable on demand	122,098	129,566
Carrying amount	128,354	136,033
Insurance contracts - Without direct participation contracts [member]
Disclsure Of Relationship Between Amounts Payable On Demand That Arise From Contracts With In Scope Of IFRS17 And Carrying Amount Of Related Groups Of Contracts [Line Items]
Amount payable on demand	37,919	40,782
Carrying amount	47,269	€ 50,767
Reinsurance contracts held [member]
Disclsure Of Relationship Between Amounts Payable On Demand That Arise From Contracts With In Scope Of IFRS17 And Carrying Amount Of Related Groups Of Contracts [Line Items]
Amount payable on demand	1
Carrying amount	€ 2